Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.25550%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,431,411.34

Principal:
Principal Collections	$18,931,558.38
Prepayments in Full	$10,195,756.16
Liquidation Proceeds	$142,551.78
Recoveries	$53,327.41
Sub Total	$29,323,193.73
Collections	$30,754,605.07

Purchase Amounts:
Purchase Amounts Related to Principal	$274,321.08
Purchase Amounts Related to Interest	$1,651.56
Sub Total	$275,972.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,030,577.71

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,030,577.71
Servicing Fee	$466,156.35	$466,156.35	$0.00	$0.00	$30,564,421.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,564,421.36
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,564,421.36
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,564,421.36
Interest - Class A-3 Notes	$547,913.30	$547,913.30	$0.00	$0.00	$30,016,508.06
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$29,637,054.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,637,054.31
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$29,513,888.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,513,888.64
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$29,425,542.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,425,542.81
Regular Principal Payment	$26,732,901.78	$26,732,901.78	$0.00	$0.00	$2,692,641.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,692,641.03
Residual Released to Depositor	$0.00	$2,692,641.03	$0.00	$0.00	$0.00
Total		$31,030,577.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,732,901.78
Total					$26,732,901.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,732,901.78	$54.41	$547,913.30	$1.12	$27,280,815.08	$55.53
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$26,732,901.78	$16.38	$1,138,878.55	$0.70	$27,871,780.33	$17.08

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$236,509,338.65	0.4813460	$209,776,436.87	0.4269389
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$477,839,338.65	0.2928565	$451,106,436.87	0.2764726

Pool Information
Weighted Average APR	3.021%	3.016%
Weighted Average Remaining Term	33.42	32.58
Number of Receivables Outstanding	32,959	32,089
Pool Balance	$559,387,620.44	$529,636,310.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$514,784,121.87	$487,604,950.44
Pool Factor	0.3130844	0.2964329

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$42,031,359.93
Targeted Overcollateralization Amount	$78,529,873.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,529,873.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$207,122.67
(Recoveries)		98	$53,327.41
Net Loss for Current Collection Period			$153,795.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3299%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1815%
Second Prior Collection Period			0.0773%
Prior Collection Period			-0.0467%
Current Collection Period			0.3389%
Four Month Average (Current and Prior Three Collection Periods)			0.0470%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,589	$12,287,080.81
(Cumulative Recoveries)			$2,327,377.95
Cumulative Net Loss for All Collection Periods			$9,959,702.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5574%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,745.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,846.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	266	$5,497,618.86
61-90 Days Delinquent	0.12%	24	$646,886.09
91-120 Days Delinquent	0.05%	10	$265,061.19
Over 120 Days Delinquent	0.07%	16	$383,178.00
Total Delinquent Receivables	1.28%	316	$6,792,744.14

Repossession Inventory:
Repossessed in the Current Collection Period		8	$153,518.05
Total Repossessed Inventory		19	$424,200.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1534%
Prior Collection Period			0.1669%
Current Collection Period			0.1558%
Three Month Average			0.1587%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2445%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$2,080,036.20
2 Months Extended	120	$2,398,986.44
3+ Months Extended	15	$275,599.53

Total Receivables Extended	234	$4,754,622.17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer